Regulatory matters - Approved Annual Revenue Increases (Details) - USD ($) $ in Thousands	Oct. 01, 2019	Aug. 01, 2019	May 01, 2019	Feb. 01, 2019	Jan. 01, 2019
Peach State Gas System
Regulatory Liabilities [Line Items]
Approved revenue increase				$ 2,367
New England Natural Gas System
Regulatory Liabilities [Line Items]
Approved revenue increase			$ 2,413
Empire Electric System Kansas
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 2,449
Empire Electric System Oklahoma
Regulatory Liabilities [Line Items]
Approved revenue increase	$ 1,400
CalPeco Electric System
Regulatory Liabilities [Line Items]
Approved revenue increase					$ 3,525